Other receivables prepayments and other current assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other receivables prepayments and other current assets
Prepaid software development fees	$ 125,867	$ 271,799
Prepaid product costs	0	45,249
Prepaid expenses	24,525	121,605
Total	$ 150,392	$ 438,653